RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Due to Related Party	$ 104,503	$ 29,931	$ 23,374
Chief Operating Officer [Member]
Due to Related Party		10,378
Panagiotis N. Lazaretos [Member]
Due to Related Party	0	9,487
Helen V. Maridakis [Member]
Due to Related Party	0	10,067
Former Chief Operating Officer, Nikolaos Ioannou [Member]
Due to Related Party	0	12,209
CEO, Kent Wilson [Member]
Due to Related Party	60,523	0
COO, Jeffrey Hail [Member]
Due to Related Party	$ 43,980	$ 0